CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Sep. 30, 2018
CURRENT ASSETS
Cash	$ 545	$ 6,426
Deposit	14,034	14,585
Prepayment	0	1,324
TOTAL CURRENT ASSETS	14,579	22,335
NON-CURRENT ASSETS
Property and equipment, net	0	114
TOTAL NON-CURRENT ASSETS	0	114
TOTAL ASSETS	14,579	22,449
CURRENT LIABILITIES
Accounts payable	24,725	22,100
Due to related parties	138,412	61,776
Accrued liabilities and other payables	218,380	187,920
TOTAL CURRENT LIABILITIES	381,517	271,796
TOTAL LIABILITIES	381,517	271,796
STOCKHOLDERS' DEFICIT
Ordinary shares: $ 0.0001 par value;Authorized: 250,000,000 shares; 104,524,189 shares issued and outstanding as of September 30, 2019 and 2018	10,453	10,453
Additional paid-in capital	30,264,550	30,264,550
Accumulated deficit	(30,736,577)	(30,618,937)
Accumulated other comprehensive income	94,636	94,587
Total UMeWorld Limited stockholders' deficit	(366,938)	(249,347)
Noncontrolling interest	0	0
TOTAL STOCKHOLDERS' DEFICIT	(366,938)	(249,347)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 14,579	$ 22,449